Stock Authorization And Issuance (Narrative) (Details)					1 Months Ended					3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 30, 2018 shares	Mar. 26, 2018 item $ / shares shares	Oct. 17, 2017 USD ($) shares	Mar. 30, 2016 $ / shares	Sep. 30, 2018 USD ($) $ / shares shares	Jul. 31, 2018 USD ($) $ / shares item shares	Feb. 28, 2017 item $ / shares shares	Nov. 30, 2016 USD ($)	Mar. 31, 2016	May 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares item shares	Jun. 12, 2018 shares	Oct. 31, 2017 USD ($) shares	Aug. 14, 2017 USD ($)	Jul. 11, 2017 shares	Jul. 10, 2017 shares	Dec. 31, 2016 USD ($)	Nov. 17, 2005 shares
Stock Authorization And Issuance [Line Items]
Preferred Stock, Shares authorized														15,000,000								100,000
Preferred Stock, Shares outstanding														0
Common stock, shares authorized												30,000,000		75,000,000	30,000,000	40,000,000			30,000,000	20,000,000
Shelf, authorized shares	75,000,000
Exercise price per warrant | $ / shares														$ 0.39
Warrants | $												$ 826,000		$ 1,810,000	$ 826,000
Warrants expired														70,000	0
Price per share of warrants expired | $ / shares														$ 3.25
Sale of common stock, number of shares														2,000,000
Sale of common stock | $														$ 5,276,000	$ 13,679,000
Shares of common stock issued upon exercise of warrants														13,300,000
Estimated fair market value | $												800,000		$ 1,800,000	800,000
Warrants expiration period														5 years
Proceeds from warrants exercised | $														$ 0	$ 0
Issuance of stock to consultants, shares															300,000
Issuance of stocks to consultants | $															$ 400,000
Number of consultants | item															2
Common Stock [Member]
Stock Authorization And Issuance [Line Items]
Sale of common stock | $														45,000	$ 73,000
Additional Paid In Capital Attributable To Convertible Option [Member]
Stock Authorization And Issuance [Line Items]
Sale of common stock | $														1,950,000
Additional Paid In Capital [Member]
Stock Authorization And Issuance [Line Items]
Sale of common stock | $														$ 3,281,000	13,606,000
Offering To Members Of Our Board Of Directors [Member]
Stock Authorization And Issuance [Line Items]
Number of directors | item							1
Sale of common stock, number of shares							100,000
Sale of stock price per share | $ / shares							$ 2.11
Offering To Members Of Our Board Of Directors [Member] | Director [Member]
Stock Authorization And Issuance [Line Items]
Number of directors | item		3
Offering To Members Of Our Board Of Directors [Member] | Common Stock [Member] | Director [Member]
Stock Authorization And Issuance [Line Items]
Sale of common stock, number of shares		200,000
Sale of stock price per share | $ / shares		$ 0.83
Offerings Under Equity Line Agreement [Member]
Stock Authorization And Issuance [Line Items]
Shares reserved for issuance													16,900,000
Legal fees | $															$ 40,000
Shelf, duration			30 months
Sale of common stock under commitment fee			0.3
Sale of common stock, number of shares													2,900,000		770,000
Sale of common stock | $													$ 2,000,000		$ 960,000
Sale of stock price per share | $ / shares													$ 0.50
Purchase notice			30.00%											19.99%
Purchase price per share, VWAP			97.00%
Exchange cap | $ / shares														$ 1.48
Rights Agreement [Member]
Stock Authorization And Issuance [Line Items]
Redemption price | $ / shares														$ 0.01
Exercise price per warrant | $ / shares				$ 14.50
Post reserve split ratio				0.1
Threshold percentage at which rights separte from common stock									15.00%
Private Placement With Aspire Capital [Member]
Stock Authorization And Issuance [Line Items]
Warrants to purchase common stock					1,900,000	2,000,000
Legal fees | $					$ 50,000
Warrant term						5 years
Number of tranches | item						2
Private Placement With Aspire Capital [Member] | Share Based Compensation Award Tranche Two [Member]
Stock Authorization And Issuance [Line Items]
Aggregate offering price | $					$ 1,000,000	$ 1,000,000
Warrants to purchase common stock					2,500,000	2,500,000
Exercise price per warrant | $ / shares					$ 0.74	$ 0.74
Private Placement With Aspire Capital [Member] | Share Based Compensation Award Tranche One [Member]
Stock Authorization And Issuance [Line Items]
Warrants to purchase common stock					2,500,000	2,500,000
Exercise price per warrant | $ / shares					$ 0.01	$ 0.01
Offerings Under At Market Issuance Sales Agreement [Member]
Stock Authorization And Issuance [Line Items]
Legal fees | $										$ 100,000	$ 400,000	$ 200,000
Shelf, duration								3 years
Sale of common stock, number of shares										1,400,000	4,100,000	2,100,000
Sale of common stock | $										$ 1,100,000	$ 9,600,000	$ 3,000,000
Sale of stock price per share | $ / shares										$ 0.87	$ 2.46	$ 1.50			$ 1.50
Shareholder Approved Equity Compensation Plans [Member]
Stock Authorization And Issuance [Line Items]
Shares reserved for issuance														300,000
Convertible Debt [Member]
Stock Authorization And Issuance [Line Items]
Shares reserved for issuance														6,000,000
Pre Funded Warrant [Member]
Stock Authorization And Issuance [Line Items]
Sale of common stock, number of shares														2,100,000
Shares of common stock issued upon exercise of warrants														2,900,000
Brickell [Member]
Stock Authorization And Issuance [Line Items]
Warrants to purchase common stock														5,000,000
Warrant term														5 years
Exercise price per warrant | $ / shares														$ 0.16
Warrants Options And Unvested Rsus [Member]
Stock Authorization And Issuance [Line Items]
Shares reserved for issuance														14,500,000
Maximum [Member] | Offerings Under Equity Line Agreement [Member]
Stock Authorization And Issuance [Line Items]
Aggregate offering price | $			$ 20,000,000														$ 500,000
Aggregate offering shares																	4,000,000
Maximum [Member] | Offerings Under At Market Issuance Sales Agreement [Member]
Stock Authorization And Issuance [Line Items]
Aggregate offering price | $								$ 15,000,000										$ 4,400,000
Maximum [Member] | Offerings Under At Market Issuance Sales Agreement [Member] | Common Stock [Member]
Stock Authorization And Issuance [Line Items]
Aggregate offering price | $																					$ 10,000,000